Schedule IV Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract ]
Reinsurance
Schedule IV
Reinsurance

					% of
		Ceded to	Assumed		Amount
	Direct	Other	From Other		Assumed to
	Amount	Companies	Companies	Net Amount	Net
	(In thousands)

Year ended December 31, 2011
Life insurance in force	$4,559,198	462,220	1,147,222	5,244,200	21.9%
Premiums:
Life insurance	154,812	1,908	1,874	154,778
Accident and health insurance	6,091	4,530	-	1,561
Property insurance	6,184	1,128	-	5,056
Total premiums	$167,087	7,566	1,874	161,395	1.2%

Year ended December 31, 2010
Life insurance in force	$4,451,979	381,076	1,044,759	5,115,662	20.4%
Premiums:
Life insurance	146,331	2,219	1,553	145,665
Accident and health insurance	6,847	5,270	-	1,577
Property insurance	5,941	1,131	-	4,810
Total premiums	$159,119	8,620	1,553	152,052	1.0%

Year ended December 31, 2009
Life insurance in force	$4,432,017	362,891	927,917	4,997,043	18.6%
Premiums:
Life insurance	142,098	2,513	1,416	141,001
Accident and health insurance	7,815	6,284	-	1,531
Property insurance	5,814	1,066	-	4,748
Total premiums	$155,727	9,863	1,416	147,280	1.0%